Summary of Significant Accounting Policies - Schedule of Depreciation is computed once an asset is placed in service using the straight-line method over the estimated useful life of the asset (Detail) - Planet Labs Inc [Member]
	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Computer equipment and purchased software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Office furniture, equipment and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Satellites | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	9 years	6 years
Satellites | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 2 months 12 days	2 years 6 months
Ground stations and ground station equipment
Property, Plant and Equipment [Line Items]
Leasehold improvements	lesser of useful life orterm of lease
Ground stations and ground station equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Ground stations and ground station equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements		lesser of useful life or term of lease